Supplemental Balance Sheet Information - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Property and Equipment, net
Property, plant and equipment, gross	$ 177.2	$ 158.0	$ 136.4
Less accumulated depreciation and amortization	(86.5)	(71.8)	(48.9)
Property, plant and equipment, net	90.7	86.2	87.5
Land
Property and Equipment, net
Property, plant and equipment, gross	23.4	23.1	22.0
Buildings and improvements
Property and Equipment, net
Property, plant and equipment, gross	37.7	31.5	28.1
Transportation equipment
Property and Equipment, net
Property, plant and equipment, gross	28.5	27.2	21.1
Furniture, fixtures and equipment
Property and Equipment, net
Property, plant and equipment, gross	67.2	60.0	50.8
Capitalized software
Property and Equipment, net
Property, plant and equipment, gross	14.9	13.1	12.1
Construction in progress
Property and Equipment, net
Property, plant and equipment, gross	$ 5.5	$ 3.1	$ 2.3